Financial Risk Management - Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Financial Assets
Short-term investments	$ 5,200,486	$ 62,284,779
Derivative financial asset	0	9,242
Convertible note liability	$ 0	1,104,878
Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments		62,284,779
Derivative financial asset		9,242
Total financial assets		62,294,021
Convertible note liability		1,104,878
Total financial liabilities		1,104,878
Level 1 [member] | Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments		62,284,779
Derivative financial asset		0
Total financial assets		62,284,779
Convertible note liability		0
Total financial liabilities		0
Level 2 [member] | Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments		0
Derivative financial asset		9,242
Total financial assets		9,242
Convertible note liability		0
Total financial liabilities		0
Level 3 [member] | Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments		0
Derivative financial asset		0
Total financial assets		0
Convertible note liability		1,104,878
Total financial liabilities		$ 1,104,878